EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 895.9	$ 893.6	$ 891.2
Less employee costs capitalized to property, plant and equipment and to intangible assets	(199.3)	(187.4)	(183.3)
Net employee costs	696.6	706.2	707.9
Purchase of goods and services:
Royalties, rights and creation costs	681.7	677.9	701.9
Cost of products sold	380.2	360.1	338.3
Service contracts	154.3	172.3	168.7
Marketing, circulation and distribution expenses	105.9	108.9	113.8
Building expenses	97.9	99.5	92.5
Other	332.0	381.0	374.7
Total purchase of goods and services	1,752.0	1,799.7	1,789.9
Total employee costs and purchase of goods and services	$ 2,448.6	$ 2,505.9	$ 2,497.8